Revision of previously issued financial statements - Consolidated statements of financial position (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Jan. 01, 2021 EUR (€)
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Non-current assets		$ 53,084	$ 49,401	€ 34,824	€ 36,801	€ 40,534	$ 40,534	€ 45,781	€ 52,171	€ 54,116	€ 53,084
Trade receivables and contract assets		29,250	16,554	15,716	20,380	23,646	23,646	13,444	18,204	28,520	29,250
Current assets		97,097	68,070	55,339	70,556	50,786	50,786	49,946	68,329	91,234	97,097
Total Assets		150,181	117,471	90,163	107,357	91,320	91,320	95,727	120,500	145,350	150,181
Equity and liabilities
Issued capital		2,654	2,383	3,250		2,708	2,708				2,654
Capital reserve		125,916	98,099	144,027		133,897	133,897				125,916
Retained earnings and other reserves		(63,477)	(40,865)	(126,171)	(115,927)	(109,414)	(109,414)	(98,925)	(77,015)	(68,455)	(63,477)
Non-controlling interests	$ 193	95	(938)
Equity		65,188	58,679	21,052	30,999	27,384	27,384	35,974	55,972	62,287	65,188
Other liabilities		640	204			1,018	1,018	939	816	680	640
Non-current liabilities		27,875	29,792	45,950	46,598	24,519	24,519	25,075	26,111	26,730	27,875
Other liabilities | €				12,486	15,621	19,474				22,591	17,962
Current liabilities		57,118	29,000	23,161	29,760	39,417	39,417	34,678	38,417	56,333	57,118
Total Equity and Liabilities		150,181	117,471	€ 90,163	107,357	€ 91,320	91,320	95,727	120,500	145,350	€ 150,181
Previously Reported
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Non-current assets		53,084	49,401		36,801		40,534	45,781	52,171	54,116
Trade receivables and contract assets		29,199	16,593		21,125		24,337	13,907	18,490	28,604
Current assets		97,046	68,109		71,301		51,477	50,409	68,615	91,318
Total Assets		150,130	117,510		108,102		92,011	96,190	120,786	145,434
Equity and liabilities
Issued capital		2,654	2,383				2,708
Capital reserve		125,916	98,099				133,897
Retained earnings and other reserves		(62,888)	(40,622)		(114,120)		(107,705)	(97,523)	(75,913)	(67,691)
Non-controlling interests	$ 193	95	(938)
Equity		65,777	58,922		32,806		29,093	37,376	57,074	63,051
Non-current liabilities		27,235	29,588		46,598		23,501	24,136	25,295	26,050
Other liabilities | €					14,559					22,591
Current liabilities		57,118	29,000		28,698		39,417	34,678	38,417	56,333
Total Equity and Liabilities		$ 150,130	$ 117,510		€ 108,102		$ 92,011	€ 96,190	€ 120,786	€ 145,434